Basis for Preparation of Financial Statements and Applicable Accounting Standards - Additional Information (Detail) - ARS ($) $ in Thousands				12 Months Ended
	Dec. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2021
Basis for preparation of financial statements and applicable accounting standards [line items]
Inflation rate				36.14%	53.83%
Number of stock settled	1			1
Applicable tax rate				30.00%	30.00%	30.00%	35.00%
Withholding Dividend Distribution Tax Rate								13.00%
Income recognize in the consolidated statement of income				$ 13,978,694	$ 10,799,758	$ 2,641,829
Profit / (loss) for the fiscal year from financial instruments at fair value through OCI				859,267	$ 88,591	$ (952,750)
Effect of overlay approach reclassification [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Amortised cost	$ 8,287,135			8,287,135
Fair value	8,314,307			8,314,307
Reclassification gain on Investment				$ 27,172
Effect of overlay approach reclassification [member] | Foreign Government securities [member] | Federal Government Treasury Bonds adjusted by Cer 1% - Maturity 08/05/2021 [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Amortised cost		$ 5,116,512	$ 2,603,590
Fair value		5,511,940	3,604,389
Reclassification gain on Investment		395,428	1,000,799
Borrowings, maturity				08/05/2021
Effect of overlay approach reclassification [member] | Foreign Government securities [member] | Federal Government Treasury Bonds with CER 2.5% adjustment – Maturity 07/22/2021 [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Fair value through profit or loss		$ 5,034,995	$ 4,150,395
Borrowings, maturity				07/22/2021
Borrowings, interest rate		33.31%	31.45%
Effect of overlay approach reclassification [member] | Foreign Government securities [member] | Federal Government Treasury Bonds with CER 2.5% adjustment – Maturity 07/22/2021 [member] | July 2020 [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Fair value	4,214,500			$ 4,214,500
Income recognize in the consolidated statement of income				718,356
Effect of overlay approach reclassification [member] | Foreign Government securities [member] | Federal Government Treasury Bonds with CER 2.5% adjustment – Maturity 07/22/2021 [member] | August 2020 [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Fair value	5,057,400			5,057,400
Income recognize in the consolidated statement of income				676,818
Effect of overlay approach reclassification [member] | Foreign Government securities [member] | Federal Government Treasury Bonds In Pesos Adjusted By CER One Percent 2021 [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Fair value	$ 8,601,844			8,601,844
Percentage of reclassified portfolio	50.00%
Profit / (loss) for the fiscal year from financial instruments at fair value through OCI	$ 27,577
Effect of overlay approach reclassification [member] | Local Government Securities [member] | nation treasury bills in pesos maturity 01/29/2021 [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Fair value	22,625,105			$ 22,625,105
Borrowings, maturity				01/29/2021
Effect of overlay approach reclassification [member] | Local Government Securities [member] | National treasury bills at discount in pesos maturity 02/06/2021 [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Fair value	$ 13,629,800			$ 13,629,800
Borrowings, maturity				02/06/2021
Minimum Average Term [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of participating interest				50.00%
Sud Asesores [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of voting equity interests acquired	100.00%			100.00%
Equity interests of acquirer	$ 20,453			$ 20,453